Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Events Subsequent To The Date [Abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2023

NOTE 9.    EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2023

On December 30, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with ClimateRock Holdings Limited, a Cayman Islands exempted company (“Pubco”), ClimateRock Merger Sub Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“Merger Sub”), and GreenRock Corp, a Cayman islands exempted company (“GreenRock”).

On November 29, 2023, the Company notified GreenRock that the Company has elected to terminate the Agreement effective immediately, pursuant to Section 9.1(b) and 9.2 thereof, since the conditions to the closing of the initial business combination were not satisfied or waived by the outside date of September 30, 2023 (the “Termination”). As a result, the Agreement is of no further force and effect, except for certain specified provisions in the Agreement, which shall survive the Termination and remain in full force and effect in accordance with their respective terms. The Company intends to seek alternative ways to consummate an initial business combination.

NOTE 9.    EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE AUDITOR’S INDEPENDENT REPORT

On December 30, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with ClimateRock Holdings Limited, a Cayman Islands exempted company (“Pubco”), ClimateRock Merger Sub Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“Merger Sub”), and GreenRock Corp, a Cayman islands exempted company (“GreenRock”).

On November 29, 2023, the Company notified GreenRock that the Company has elected to terminate the Agreement effective immediately, pursuant to Section 9.1(b) and 9.2 thereof, since the conditions to the closing of the initial business combination were not satisfied or waived by the outside date of September 30, 2023 (the “Termination”). As a result, the Agreement is of no further force and effect, except for certain specified provisions in the Agreement, which shall survive the Termination and remain in full force and effect in accordance with their respective terms. The Company intends to seek alternative ways to consummate an initial business combination.

On November 3, 2023, the Company issued an amended and restated promissory note (the “Amended and Restated Extension Note”) to amend and restate the Extension Note to state that if principal balance pursuant to the Extension Note is not paid to the Sponsor within five business days of the maturity date of the loan, interest shall accrue on the unpaid principal balance of the Extension Note at a rate of five percent (5%) per month until the Extension Note is fully repaid.

On November 1, 2023, the Company and the Lender entered into an agreement (the “Eternal Loan Amendment”) to amend the Second and Third Eternal Loans to state that the final repayment date of the loans shall be the earlier of March 31, 2024 or the date of the consummation of the initial Business Combination of the Company and the Fourth Eternal Loan was amended to state that the final repayment date of the loans shall be the earlier of March 31, 2025 or the date of the consummation of the initial Business Combination of the Company. In addition, the Eternal Loan Amendment requires that in the event that Company does not repay each of the Second Eternal Loan, Third Eternal Loan, Fourth Eternal Loan, and Fifth Eternal Loan within 30 days of the consummation of the initial business combination of the Company, the Company will pay an interest of five percent (5%) per month to the Lender until the date of repayment of each loan.

On November 1, 2023, the Company entered into a loan agreement with the Lender in the principal amount of up to $335,000 on an unsecured basis and bearing no interest (the “Sixth Eternal Loan”). The Sixth Eternal Loan was available to be drawn down from November 1, 2023 and its maturity date is the earlier of August 1, 2024 or the date of the initial Business Combination of the Company.

On July 31, 2023, the Company amended and restated its Business Combination Agreement (the “Agreement”) dated October 6, 2022 with ClimateRock Holdings, Limited, ClimateRock, and ClimateRock Merger Sub Limited. The Agreement was extended to December 31, 2023. A significant update to this Agreement related to the contingent earn out being amended to USD $150,000,000 in shares based on the achievement of a 2023 revenue milestone of USD $52,000,000.

On May 2, 2023, the Company issued a promissory note (the “Extension Note”) in the aggregate principal amount of $900,000 to the Sponsor, which will be deposited into the Trust Account in monthly installments for the benefit of each Public Share that was not redeemed in connection with the Extension Amendment. The Sponsor agreed to pay $75,000 per month that the board of directors decides to take to complete an initial business combination, commencing on May 2, 2023 and continuing through May 2, 2024 (or such earlier date as determined by the Company’s board of directors in its sole discretion. On May 8, 2023, the first installment was deposited into the Trust Account. The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the initial business combination, and (b) the date of the Company’s liquidation.

On April 27, 2023, the Company held an extraordinary general meeting of shareholders (the “Meeting”) and approved, among other things, an amendment to the Company’s amended and restated memorandum and articles of association to (i) extend the date by which the Company would be required to consummate a business combination from November 2, 2023 (assuming the Sponsor was to have effected and paid extensions as described in the definitive proxy statement as filed with the SEC on April 11, 2023) to May 2, 2024 (or such earlier date as determined by the Company’s board of directors in its sole discretion) (the “the Extension Amendment”) and (ii) to permit its board of directors, in its sole discretion, to elect to wind up the Company’s operations on, or on an earlier date than May 2, 2024 (including prior to May 2, 2023). In Connection with the Meeting, shareholders holding 5,297,862 Class A ordinary shares issued in the Company’s Initial Public Offering exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $55,265,334 (approximately $10.43 per share) will be removed from the Company’s Trust Account to pay such holders.

On April 12, 2023, the Company entered into a loan agreement with Eternal for a loan facility in the principal amount of up to $500,000, on an unsecured basis and bearing no interest (the “Fifth Eternal Loan”). The Fifth Eternal Loan is available to be drawn down in four installments: $150,000 on April 12, 2023, $125,000 on May 3, 2023, $125,000 on June 3, 2023, and $100,000 on July 3, 2023. The maturity date of the loan is the earlier of May 1, 2024 or the date of the consummation of the initial business combination of the Company.

On March 31, 2023, the Sponsor elected to convert 1,968,749 Class B ordinary shares to class A ordinary shares of the Company, on a one-for-one basis. These conversion shares are subject to the same restrictions as applied to the Class B ordinary shares before the conversion, including among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for the Company’s Initial Public Offering. The Holders of these conversion shares have no rights to funds in the Trust account. Following the conversion, the Sponsor owns 1,968,749 Class A ordinary shares and one Class B ordinary share.

On March 30, 2023, the Maxim Letter Agreement was amended (“Amendment No. 4”) to state that the Company will owe a cash fee payable, at each closing of the Alliance Global Partners equity or equity-linked offering in connection with the contemplated Initial Business Combination with GreenRock, equal to one percent (1%) of the gross proceeds received by GreenRock or its related entities at such closing.